Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities
Schedule of subsidiaries, VIEs and subsidiaries of VIEs

The details of the subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2017 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
I Game Limited	Cayman Island	May 20, 2014	100%	Investment holding
Convergence Investment Co. Ltd.	Cayman Island	July 17, 2015	100%	Investment holding
Fengyu Limited	Cayman Island	November 14, 2017	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Game
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Game
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
Fengyu (Hong Kong) Information Technology Company Limited	Hong Kong	December 14, 2017	100%	Investment holding
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Digital entertainment
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Game
Shanghai Meowpaw Information Technology Co., Ltd. (“Meowpaw”)	PRC	January 14, 2015	75%	Game
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”) *	PRC	June 1, 2012	100%	Digital entertainment
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Youjiuzhou Technology Co., Ltd. (“Youjiuzhou”)	PRC	June 10, 2014	100%	Game
Beijing Huanyou Tianxia Technology Co., Ltd. (“Huanyou Tianxia”)	PRC	June 16, 2014	100%	Game
Chengdu Huanyou Tianxia Network Technology Co., Ltd. (“Chengdu Huanyou”)	PRC	January 20, 2015	100%	Game
Shanghai Yixi Network Technology Co., Ltd. (“Yixi Network”)	PRC	March 26, 2015	100%	Software development
Beijing Fenghuang Convergence Investment Co., Ltd. (“Fenghuang Convergence”)	PRC	September 18, 2015	100%	Investment holding
Beijing Fenghuang Yunfu Information Technology Co., Ltd. (“Fenghuang Yunfu “)	PRC	April 12, 2016	100%	Software development
Beijing Kanpanbao Technology Co., Ltd. (“Kanpanbao”)	PRC	April 15, 2016	70%	Software development
Shanghai Fengyu Shixun Technology Co., Ltd. (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Digital entertainment
Beijing Fengyue Culture Technology Co., Ltd. (“Fengyue Culture”)	PRC	January 19, 2017	100%	Digital entertainment
Beijing Fengge Advertising Co., Ltd. (“Fengge Advertising”)	PRC	March 15, 2017	100%	Advertising
Tianjin Fengman Culture Media Co., Ltd. (“Fengman Culture”)	PRC	March 15, 2017	100%	Digital entertainment
Beijing Fengying Culture Technology Co., Ltd. (“Fengying Culture”)	PRC	April 20, 2017	100%	Software development
Tianjin Fengxiaoman Culture Media Co., Ltd. (“Fengxiaoman”)	PRC	September 21, 2017	100%	Digital entertainment
Fengge Data (Tianjin) Co., Ltd. (“Fengge Data”)	PRC	October 25, 2017	100%	Digital entertainment
Tianjin Nashi Technology Co., Ltd. (“Nashi Technology”)	PRC	October 25, 2017	100%	Digital entertainment

*In April, 2017, the name of “Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd.” was changed to “Beijing Fengyu Network Technology Co., Ltd.”.

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Current assets	965,552	921,891	141,692
Non-current assets	72,379	71,434	10,979

Total assets	1,037,931	993,325	152,671

Short-term bank loans	2,000	—	—
Accounts payable	216,978	153,094	23,530
Amounts due to related parties	1,447	6,255	961
Amounts due to inter-company entities	386,969	461,819	70,980
Advances from customers	18,420	28,433	4,370
Taxes payable	51,850	49,390	7,591
Salary and welfare payable	60,010	38,029	5,845
Accrued expenses and other current liabilities	87,264	51,071	7,849

Current liabilities	824,938	788,091	121,126
Non-current liabilities	20,979	20,979	3,224

Total liabilities	845,917	809,070	124,350

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues	1,504,370	1,140,954	769,943	118,338
Net income/(loss)	22,329	(30,641)	(7,760)	(1,193)

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net cash (used in)/provided by operating activities	(91,907)	34,079	(3,950)	(607)
Net cash (used in)/provided by investing activities	(197,307)	(124,610)	65,600	10,082
Net cash provided by/(used in) financing activities	250	2,000	(2,000)	(307)